CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 33,376	$ 38,277
Restricted cash		1,000
Other investments	88	168
Accounts receivable	26,947	34,012
Inventories	14,894	13,131
Prepaid expenses	2,704	1,911
Total current assets	78,009	88,499
Non-current deposits	1,114	610
Deferred income tax asset	9,147	655
Mineral properties, plant and equipment	88,777	88,816
Total assets	177,047	178,580
Current liabilities
Accounts payable and accrued liabilities	19,470	19,068
Income taxes payable	4,050	3,185
Total current liabilities	23,520	22,253
Deferred lease inducement	217	236
Provision for reclamation and rehabilitation	8,195	7,982
Deferred income tax liability	335	1,592
Total liabilities	32,267	32,063
Shareholders' equity
Common shares, unlimited shares authorized, no par value, issued and outstanding 130,781,052 shares (Dec 31, 2017 - 127,488,410 shares)	459,109	450,740
Contributed surplus	9,676	8,747
Accumulated other comprehensive income (loss)		127
Retained earnings (deficit)	(324,005)	(313,097)
Total shareholders' equity	144,780	146,517
Total liabilities and shareholders' equity	$ 177,047	$ 178,580